LEASES (Details - Future minimum payments operating lease) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Leases
Remainder of Fiscal 2025	$ 456,000	$ 556,000
Fiscal 2026	587,000	510,000
Fiscal 2027	464,000	419,000
Fiscal 2028	428,000	428,000
Fiscal 2029	440,000	440,000
Thereafter	1,111,000	1,111,000
Total future minimum lease payments	3,486,000	3,464,000
Less imputed interest	(605,000)	(630,000)
Present value of lease liabilities	2,881,000	2,834,000
Less current portion of lease liabilities	(454,509)	(404,056)	$ (416,042)
Long-term portion of lease liabilities	$ 2,426,196	$ 2,429,726	$ 2,833,782